Income Tax - Summary of Movements in Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Taxes [Line Items]
At January 1	$ 216	$ 16
(charged) / credited to profit & loss	157	200
At December 31	373	216
Tax Losses
Disclosure Of Income Taxes [Line Items]
At January 1	98
(charged) / credited to profit & loss	(67)	98
At December 31	31	98
Accrued Liabilities
Disclosure Of Income Taxes [Line Items]
At January 1	79	12
(charged) / credited to profit & loss	237	67
At December 31	316
At December 31	318	79
Exchange Differences
Disclosure Of Income Taxes [Line Items]
At January 1	14	9
(charged) / credited to profit & loss	(14)	10
At December 31		14
Other
Disclosure Of Income Taxes [Line Items]
At January 1	25
(charged) / credited to profit & loss	1	25
At December 31	$ 24	$ 25